Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Accrued compensation	$ 251	$ 209	$ 65
Accrued taxes	202	106
Accrued rebates	166	206	168
Accrued interest	91	0
Other	321	156
Total other current liabilities	$ 1,031	$ 677	$ 404